Offerings - Offering: 1	Nov. 07, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 69,607,758
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,656.95
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $10,656.95 was paid in connection with the filing of the Schedule TO-I by T. Rowe Price OHA Select Private Credit Fund (File No. 005-94323) on August 5, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

(b)	Calculated at $153.10 per $1,000,000 of the transaction value.